                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21882

               Oppenheimer Rochester North Carolina Municipal Fund (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                                       Coupon     Maturity        Value
-----------                                                                                     ------    ----------   ------------
Municipal Bonds and Notes--111.2%
North Carolina--48.0%
$ 1,400,000   Albermarle, NC Hospital Authority                                                  5.250%   10/01/2038   $  1,088,654
    140,000   Asheville, NC Hsg. Authority (Woodridge Apartments)                                5.750    11/20/2029        140,087
     10,000   Asheville, NC Hsg. Authority (Woodridge Apartments)                                5.800    11/20/2039         10,005
  1,000,000   Buncombe County, NC (Woodfin Downtown Corridor Devel.)                             7.250    08/01/2034        926,820
    645,000   Charlotte, NC Douglas International Airport Special Facilities (US Airways)        5.600    07/01/2027        504,184
  2,830,000   Charlotte, NC Douglas International Airport Special Facilities (US Airways)        7.750    02/01/2028      2,707,121
    250,000   Columbus County, NC IF&PCFA (International Paper Company)                          5.700    05/01/2034        254,233
     60,000   Columbus County, NC IF&PCFA (International Paper Company)                          5.850    12/01/2020         60,015
    100,000   Columbus County, NC IF&PCFA (International Paper Company)                          6.250    11/01/2033        103,857
  2,180,000   Durham, NC Hsg. Authority (Naples Terrace Apartments)                              5.700    06/01/2033      2,195,391
    110,000   Halifax County, NC IF&PCFA (Champion International Corp.)                          5.450    11/01/2033        103,761
     90,000   Halifax County, NC IF&PCFA (International Paper Company)                           5.900    09/01/2025         90,291
  2,400,000   Haywood County, NC IF&PCFA (International Paper Company)                           4.450    03/01/2024      2,155,632
      5,000   NC Capital Facilities Finance Agency (Duke University)                             5.125    10/01/2041          5,076
     20,000   NC Capital Facilities Finance Agency (Johnson & Wales University)                  5.000    04/01/2019         20,309
  1,555,000   NC Capital Facilities Finance Agency (Meredith College)                            6.000    06/01/2031      1,608,321
  1,500,000   NC Capital Facilities Finance Agency (Meredith College)                            6.125    06/01/2035      1,541,055
     10,000   NC Eastern Municipal Power Agency                                                  5.125    01/01/2012         10,033
     25,000   NC Eastern Municipal Power Agency                                                  6.500    01/01/2018         29,930
     80,000   NC Eastern Municipal Power Agency, Series B                                        5.500    01/01/2017         80,142
    265,000   NC Eastern Municipal Power Agency, Series B                                        5.500    01/01/2021        265,321
     35,000   NC Eastern Municipal Power Agency, Series B                                        5.500    01/01/2021         35,042
      5,000   NC Educational Facilities Finance Agency (Davidson College)                        5.100    12/01/2012          5,016
    725,000   NC Educational Facilities Finance Agency (St. Augustine's College)                 5.250    10/01/2018        663,404
  1,380,000   NC Educational Facilities Finance Agency (St. Augustine's College)                 5.250    10/01/2028      1,092,311
     80,000   NC HFA                                                                             5.625    07/01/2030         80,037
    220,000   NC HFA                                                                             5.750    03/01/2017        228,378
     25,000   NC HFA                                                                             6.000    01/01/2016         25,037
    175,000   NC HFA                                                                             6.000    07/01/2016        175,254
     20,000   NC HFA (Home Ownership)                                                            5.100    07/01/2017         20,024
     50,000   NC HFA (Home Ownership)                                                            5.150    01/01/2019         50,030
      5,000   NC HFA (Home Ownership)                                                            5.200    01/01/2020          5,003
     65,000   NC HFA (Home Ownership)                                                            5.200    07/01/2026         65,017

             1 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                                       Coupon     Maturity        Value
-----------                                                                                     ------    ----------   ------------
$    15,000   NC HFA (Home Ownership)                                                            5.250%   07/01/2011   $     15,032
     85,000   NC HFA (Home Ownership)                                                            5.250    07/01/2026         85,026
     10,000   NC HFA (Home Ownership)                                                            5.250    07/01/2034         10,476
  8,000,000   NC HFA (Home Ownership)(1)                                                         5.250    01/01/2039      8,004,080
      5,000   NC HFA (Home Ownership)                                                            5.375    01/01/2029          5,002
    100,000   NC HFA (Home Ownership)                                                            5.375    01/01/2029        100,560
     20,000   NC HFA (Home Ownership)                                                            5.400    07/01/2032         20,005
    310,000   NC HFA (Home Ownership)                                                            6.200    01/01/2029        310,304
     10,000   NC HFA (Single Family)                                                             5.350    09/01/2028         10,006
      5,000   NC HFA (Single Family)                                                             5.600    09/01/2019          5,170
     25,000   NC HFA (Single Family)                                                             5.700    09/01/2026         25,279
     40,000   NC HFA (Single Family)                                                             5.850    09/01/2028         40,028
     25,000   NC HFA (Single Family)                                                             5.950    09/01/2017         25,044
     10,000   NC HFA (Single Family)                                                             6.125    03/01/2018         10,232
     10,000   NC HFA (Single Family)                                                             6.150    03/01/2017         10,014
     35,000   NC HFA (Single Family)                                                             6.200    03/01/2018         35,052
     20,000   NC HFA (Single Family)                                                             6.250    03/01/2017         20,041
    120,000   NC HFA (Single Family)                                                             6.250    09/01/2027        125,153
  1,710,000   NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)                           5.800    10/01/2034      1,709,829
     30,000   NC Medical Care Commission (Baptist Retirement)                                    6.300    10/01/2021         27,807
      5,000   NC Medical Care Commission (Carolina Medicorp)                                     5.250    05/01/2026          5,003
     15,000   NC Medical Care Commission (Deerfield Episcopal Retirement Community)              5.000    11/01/2023         14,308
    380,000   NC Medical Care Commission (Deerfield Episcopal Retirement Community)              6.125    11/01/2038        379,707
  8,000,000   NC Medical Care Commission (Duke University Health System)(1)                      5.000    06/01/2042      8,219,920
     25,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)       5.500    10/01/2031         23,224
    270,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)       5.600    10/01/2036        249,429
     10,000   NC Medical Care Commission (Grace Healthcare System)                               5.250    10/01/2016         10,012
    195,000   NC Medical Care Commission (Halifax Regional Medical Center)                       5.000    08/15/2018        174,810
     55,000   NC Medical Care Commission (Halifax Regional Medical Center)                       5.000    08/15/2024         44,588
    245,000   NC Medical Care Commission (Maria Parham Medical Center)                           5.500    10/01/2018        234,634
  1,000,000   NC Medical Care Commission (Pennybyrn at Maryfield)                                6.125    10/01/2035        813,590
     10,000   NC Medical Care Commission (Scotland Health Memorial Hospital)                     5.375    10/01/2011         10,023
     25,000   NC Medical Care Commission (Southeastern Regional Medical Center/Health Horizons
              Obligated Group)                                                                   6.250    06/01/2029         25,185
    195,000   NC Medical Care Commission (Southminster)                                          6.125    10/01/2018        195,027
     25,000   NC Medical Care Commission (STHS)                                                  6.250    10/01/2019         25,067
    290,000   NC Medical Care Commission (STHS/STMH/STM/HCC)                                     6.375    10/01/2029        290,276
     15,000   NC Medical Care Commission (STTLC)                                                 5.375    10/01/2014         15,019

             2 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                                       Coupon     Maturity        Value
-----------                                                                                     ------    ----------   ------------
$   250,000   NC Medical Care Commission (Village at Brookwood)                                  6.375%   01/01/2022   $    220,673
    135,000   NC Medical Care Commission (Well-Spring Retirement Community)                      5.375    01/01/2020        128,112
     45,000   NC Medical Care Commission (Well-Spring Retirement Community)                      6.250    01/01/2027         41,998
     20,000   NC Medical Care Commission Health Care Facilities (UHSEC/PCMH Obligated Group)     6.600    12/01/2036         21,344
  1,450,000   NC Medical Care Commission Health System (Mission Health Comb Group)               4.750    10/01/2035      1,439,357
     35,000   NC Medical Care Commission Hospital (Almance Health System)                        5.500    08/15/2013         35,102
    100,000   NC Medical Care Commission Hospital (Maria Parham Medical Center)                  5.250    10/01/2023         89,653
  1,075,000   NC Medical Care Commission Hospital (Maria Parham Medical Center)                  6.500    10/01/2026      1,059,402
    500,000   NC Medical Care Commission Retirement Facilities (Carolina Village)                6.000    04/01/2038        428,305
      5,000   NC Medical Care Commission Retirement Facilities (Cypress Glen Retirement
              Community)                                                                         6.000    10/01/2033          4,755
     25,000   NC Medical Care Commission Retirement Facilities (The Forest at Duke)              5.100    09/01/2013         25,042
      5,000   NC Medical Care Commission Retirement Facilities (The United Methodist
              Retirement Homes)                                                                  5.500    10/01/2035          4,592
  2,850,000   NC Medical Care Commission Retirement Facilities (Village at Brookwood)            5.250    01/01/2032      2,118,206
     25,000   NC Winston-Salem State University (Winston-Salem State University Hsg.
              Foundation)                                                                        3.750    06/01/2017         23,215
    115,000   Northampton County, NC IF&PCFA (Champion International Corp.)                      6.450    11/01/2029        115,775
    165,000   Northampton County, NC IF&PCFA (International Paper Company)                       6.200    02/01/2025        166,632
    500,000   Northern Hospital District of Surry County, NC Health Care Facilities              6.250    10/01/2038        508,220
     25,000   Piedmont Triad, NC Airport Authority                                               6.000    07/01/2021         25,156
                                                                                                                       ------------
                                                                                                                         44,124,292
U.S. Possessions--63.2%
     25,000   Guam GO                                                                            5.375    11/15/2013         25,026
    300,000   Guam GO                                                                            6.750    11/15/2029        322,608
    550,000   Guam GO                                                                            7.000    11/15/2039        599,907
    250,000   Guam Government Waterworks Authority & Wastewater System                           5.875    07/01/2035        252,518
     25,000   Guam Power Authority, Series A                                                     5.250    10/01/2013         25,045
     60,000   Guam Power Authority, Series A                                                     5.250    10/01/2023         57,346
     75,000   Guam Power Authority, Series A                                                     5.250    10/01/2023         73,612
  1,000,000   Guam Power Authority, Series A(2)                                                  5.500    10/01/2030        998,450
    200,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)                5.250    06/01/2032        182,740
 67,775,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)                7.250(3) 06/01/2057        969,183
    490,000   Northern Mariana Islands Commonwealth, Series A                                    5.000    06/01/2017        449,021
  3,345,000   Northern Mariana Islands Commonwealth, Series A                                    5.000    06/01/2030      2,810,135
    500,000   Puerto Rico Aqueduct & Sewer Authority                                             0.000(4) 07/01/2024        504,270

             3 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                                       Coupon     Maturity        Value
-----------                                                                                     ------    ----------   ------------
$   850,000   Puerto Rico Aqueduct & Sewer Authority                                             6.000%   07/01/2038   $    891,217
  4,300,000   Puerto Rico Aqueduct & Sewer Authority                                             6.000    07/01/2044      4,497,112
  1,060,000   Puerto Rico Children's Trust Fund (TASC)                                           5.375    05/15/2033      1,010,986
  2,250,000   Puerto Rico Children's Trust Fund (TASC)                                           5.500    05/15/2039      1,922,108
  3,700,000   Puerto Rico Children's Trust Fund (TASC)                                           5.625    05/15/2043      3,200,130
 20,870,000   Puerto Rico Children's Trust Fund (TASC)                                           6.460(3) 05/15/2050        710,206
 39,500,000   Puerto Rico Children's Trust Fund (TASC)                                           7.625(3) 05/15/2057        593,290
    100,000   Puerto Rico Commonwealth GO                                                        5.000    07/01/2026         99,023
     20,000   Puerto Rico Commonwealth GO                                                        5.000    07/01/2028         19,651
     70,000   Puerto Rico Commonwealth GO                                                        5.125    07/01/2031         69,201
    395,000   Puerto Rico Commonwealth GO                                                        5.250    07/01/2030        395,703
     40,000   Puerto Rico Commonwealth GO                                                        5.875    07/01/2036         41,037
    750,000   Puerto Rico Commonwealth GO                                                        6.500    07/01/2037        829,613
     85,000   Puerto Rico Convention Center Authority                                            5.000    07/01/2027         84,232
    210,000   Puerto Rico Electric Power Authority, Series AAA                                   5.250    07/01/2026        215,840
    700,000   Puerto Rico Electric Power Authority, Series AAA                                   5.250    07/01/2027        716,408
  1,160,000   Puerto Rico Electric Power Authority, Series AAA                                   5.250    07/01/2028      1,187,190
    400,000   Puerto Rico Electric Power Authority, Series AAA                                   5.250    07/01/2029        407,480
    420,000   Puerto Rico Electric Power Authority, Series AAA                                   5.250    07/01/2030        426,863
    440,000   Puerto Rico Electric Power Authority, Series AAA                                   5.250    07/01/2031        446,842
     10,000   Puerto Rico HFC                                                                    5.100    12/01/2018         10,198
     45,000   Puerto Rico HFC (Homeowner Mtg.)                                                   5.100    12/01/2031         45,081
     25,000   Puerto Rico Highway & Transportation Authority                                     5.000    07/01/2022         25,011
    250,000   Puerto Rico Highway & Transportation Authority(2)                                  5.300    07/01/2035        250,095
  3,200,000   Puerto Rico Highway & Transportation Authority, Series N                           0.725(5) 07/01/2045      1,696,000
    335,000   Puerto Rico IMEPCF (American Airlines)                                             6.450    12/01/2025        270,663
     35,000   Puerto Rico IMEPCF (American Home Products)                                        5.100    12/01/2018         35,080
  1,550,000   Puerto Rico Infrastructure                                                         5.000    07/01/2046      1,490,031
  1,000,000   Puerto Rico Infrastructure                                                         7.000(3) 07/01/2032        232,380
    450,000   Puerto Rico Infrastructure                                                         7.000(3) 07/01/2033         97,380
    335,000   Puerto Rico Infrastructure                                                         7.102(3) 07/01/2035         62,367
  3,000,000   Puerto Rico Infrastructure                                                         7.332(3) 07/01/2030        821,370
    725,000   Puerto Rico Infrastructure (Mepsi Campus)                                          6.250    10/01/2024        711,522
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)                                          6.500    10/01/2037      1,984,193
  2,150,000   Puerto Rico ITEMECF (Ana G. Mendez University)                                     5.000    03/01/2036      1,882,755
     45,000   Puerto Rico ITEMECF (Ana G. Mendez University)                                     5.375    02/01/2019         45,055
    580,000   Puerto Rico ITEMECF (Ana G. Mendez University)                                     5.375    02/01/2029        557,252
     50,000   Puerto Rico ITEMECF (Ashford Presbyterian Community)                               6.700    11/01/2020         48,896
     45,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                                       5.500    07/01/2026         44,528
  1,000,000   Puerto Rico ITEMECF (University of the Sacred Heart)                               5.250    09/01/2031        972,530
  1,930,000   Puerto Rico Port Authority (American Airlines), Series A                           6.250    06/01/2026      1,498,838
     30,000   Puerto Rico Public Buildings Authority                                             5.250    07/01/2033         30,021
    500,000   Puerto Rico Public Buildings Authority                                             5.625    07/01/2039        514,400
    250,000   Puerto Rico Public Buildings Authority                                             6.250    07/01/2031        281,928
    600,000   Puerto Rico Public Buildings Authority                                             6.750    07/01/2036        669,384
    500,000   Puerto Rico Public Buildings Authority                                             7.000    07/01/2021        555,755
    750,000   Puerto Rico Public Buildings Authority                                             7.000    07/01/2025        818,055
      5,000   Puerto Rico Public Buildings Authority, Series D                                   5.250    07/01/2036          5,004

             4 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                                       Coupon     Maturity        Value
-----------                                                                                     ------    ----------   ------------
$   165,000   Puerto Rico Public Finance Corp., Series A                                         5.750%   08/01/2027   $    172,095
    750,000   Puerto Rico Sales Tax Financing Corp., Series A                                    5.375    08/01/2039        753,030
  1,500,000   Puerto Rico Sales Tax Financing Corp., Series A                                    6.500    08/01/2044      1,669,560
 10,000,000   Puerto Rico Sales Tax Financing Corp., Series A                                    7.530(3) 08/01/2056        500,200
  8,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                                 5.750    08/01/2057      8,456,840
    200,000   University of Puerto Rico                                                          5.000    06/01/2025        198,952
    250,000   University of Puerto Rico                                                          5.000    06/01/2026        247,555
    275,000   University of Puerto Rico, Series Q                                                5.000    06/01/2030        267,751
    370,000   University of V.I., Series A                                                       6.000    12/01/2024        370,525
     30,000   University of V.I., Series A                                                       6.250    12/01/2029         30,042
  2,000,000   V.I. Public Finance Authority (Hovensa Refinery)                                   4.700    07/01/2022      1,844,060
  1,300,000   V.I. Public Finance Authority (Hovensa Refinery)                                   5.875    07/01/2022      1,312,662
  1,240,000   V.I. Public Finance Authority (Hovensa Refinery)                                   6.125    07/01/2022      1,254,954
    400,000   V.I. Public Finance Authority, Series A                                            5.000    10/01/2039        389,175
                                                                                                                       ------------
                                                                                                                         58,157,166
                                                                                                                       ------------
Total Investments, at Value (Cost $105,140,235)-111.2%                                                                  102,281,458
                                                                                                                       ------------
Liabilities in Excess of Other Assets-(11.2)                                                                            (10,300,783)
                                                                                                                       ------------
Net Assets-100.0%                                                                                                      $ 91,980,675
                                                                                                                       ============

Footnotes to Statement of Investments

(1.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(2.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                                                      LEVEL 3--
                                LEVEL 1--            LEVEL 2--      SIGNIFICANT
                            UNADJUSTED QUOTED   OTHER SIGNIFICANT   UNOBSERVABLE
                                PRICES          OBSERVABLE INPUTS      INPUTS          VALUE
                            -----------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   North Carolina                  $--             $ 44,124,292          $--       $ 44,124,292

             5 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

   U.S. Possessions                 --               58,157,166           --         58,157,166
                                   ---             ------------          ---       ------------
Total Assets                       $--             $102,281,458          $--       $102,281,458
                                   ---             ------------          ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ARC       Assoc. of Retarded Citizens
GO        General Obligation
HCC       Home Care of the Carolinas
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IF&PCFA   Industrial Facilities and and Pollution Control Financing Authority
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PCMH      Pitt County Memorial Hospital
ROLs      Residual Option Longs
STHS      Stanly Health Services
STM       Stanly Manor
STMH      Stanly Memorial Hospital
STTLC     Stanly Total Living Center
TASC      Tobacco Settlement Asset-Backed Bonds
UHSEC     University Health Systems of Eastern Carolina
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

             6 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       --------------------------------
Purchased securities              $1,237,880

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $18,000,000 as of June 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a

             7 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2010, municipal bond holdings with a value of $24,680,840 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $18,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                     COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                              RATE (2)     DATE        VALUE
----------   ---------------------------------------------   --------   --------   ----------
$2,000,000   NC HFA (Home Ownership) ROLs(3)                  18.642%    1/1/39    $2,004,080
 2,000,000   NC Medical Care Commission ROLs(3)               17.628     6/1/42     2,219,920
 2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)    20.489     8/1/57     2,456,840
                                                                                   ----------
                                                                                   $6,680,840
                                                                                   ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $18,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

             8 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $87,856,487(1)
                                 ===========
Gross unrealized appreciation    $ 3,413,862
Gross unrealized depreciation     (7,027,526)
                                 -----------
Net unrealized depreciation      $(3,613,664)
                                 ===========

(1.) The Federal tax cost of securities does not include cost of $18,038,635, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

             9 | Oppenheimer Rochester North Carolina Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010